UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      One Compass Advisors

Address:   200 East 12th Street
           Jeffersonville, IN  47130


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Paul H. Stropkay, CFA
Title:  Senior Vice President
Phone:  (502) 569-5770

Signature,  Place,  and  Date  of  Signing:

/s/ Paul H. Stropkay, CFA          Jeffersonville, IN                 2/12/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

28-00096         Capital Guardian Trust Co.
---------------  ---------------------------------------------------------------
28-03697         Sound Shore Management, Inc.
---------------  ---------------------------------------------------------------
28-04557         Wellington Management Co.
---------------  ---------------------------------------------------------------
28-05621         Santa Barbara Asset Management
---------------  ---------------------------------------------------------------
28-01911         Robert W. Baird & Co. Incorporated
---------------  ---------------------------------------------------------------
28-05269         Earnest Partners, LLC
---------------  ---------------------------------------------------------------
28-11465         Sterling Capital Management LLC
---------------  ---------------------------------------------------------------
28-11092         TimesSquare Capital Management, LLC
---------------  ---------------------------------------------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              13

Form 13F Information Table Value Total:  $        5,402
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

         COLUMN 1             COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
-------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                     VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
      NAME OF ISSUER       TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
-------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
ACTIVISION BLIZZARD INC    COM            00507v109   136.65   12,300 SH       SOLE                 12,300      0    0
ALCOA INC                  COM            013817101   176.58   10,954 SH       SOLE                 10,954      0    0
APPLE INC                  COM            037833100   329.16      638 SH       SOLE                    638      0    0
AT&T INC                   COM            00206R102   204.42    7,293 SH       SOLE                  7,293      0    0
BECTON DICKINSON & CO      COM            075887109   248.80    3,155 SH       SOLE                  3,155      0    0
EXXON MOBIL CORP           COM            30231G102   226.94    3,328 SH       SOLE                  3,328      0    0
FIFTH THIRD BANCORP        COM            316773100   149.04   15,286 SH       SOLE                 15,286      0    0
HELMERICH & PAYNE INC      COM            423452101   203.79    5,110 SH       SOLE                  5,110      0    0
MEDCO HEALTH SOLUTIONS INC COM            58405u102   304.34    4,762 SH       SOLE                  4,762      0    0
ORACLE CORP                COM            68398X105   233.89    9,535 SH       SOLE                  9,535      0    0
TJX COS INC NEW            COM            872540109   227.23    6,217 SH       SOLE                  6,217      0    0
US BANCORP DEL             NEW COM        902973304  2751.31  122,226 SH       SOLE                122,226      0    0
VERIZON COMMUNICATIONS INC COM            92343V104   210.47    6,353 SH       SOLE                  6,353      0    0